May 01, 2020

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

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Transamerica Aegon High Yield Bond VP

Transamerica Aegon U.S. Government Securities VP

Transamerica JPMorgan Enhanced Index VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Multi-Managed Balanced VP

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Effective immediately, the “Environmental, Social and Governance (“ESG”) Investing” risk in the “Principal Risks” section of the Prospectus and Summary Prospectuses for the above-listed portfolios is replaced in its entirety with the following:

Environmental, Social and Governance (“ESG”) Investing – Applying the sub-adviser’s ESG criteria to its investment analysis for the portfolio may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the portfolio may forgo some investment opportunities available to funds that do not use ESG criteria or that apply different ESG criteria. Securities of companies with what are identified by the sub-adviser as having favorable ESG characteristics may shift into and out of favor depending on market and economic conditions, and the portfolio’s performance may at times be better or worse than the performance of similar funds that do not use ESG criteria or that apply different ESG criteria. ESG is not a uniformly defined characteristic and applying ESG criteria involves a subjective assessment. ESG ratings and assessments of issuers can vary across third party data providers.

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Investors Should Retain this Supplement for Future Reference

August 11, 2020